Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Gold in lock-up	R 43	R 46
Gold in-process, ore stockpiles and bullion on hand	780	620
Consumables at weighted average cost (net of provision)	1,187	1,139
Total inventories	2,010	1,805
Non-current portion of gold in lock-up and gold in-process	(43)	(46)
Total current portion of inventories	1,967	1,759
Inventory valued at net realisable value	334	205
Increase in gold in-process	137
Uranium | Moab Khotsong
Disclosure of products and services [line items]
Gold in-process, ore stockpiles and bullion on hand	R 23	R 40